Business combinations, 2019 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Aug. 02, 2019	Dec. 31, 2018	Nov. 27, 2018
Business combinations [Abstract]
Investments carried under the equity method	$ 116,614	$ 139,925			$ 53,419
Algonquin [Member]
Business combinations [Abstract]
Percentage interest acquired						16.47%
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Concessional assets (Note 6)	163,064	28,738
Current assets	29,998	1,503
Deferred tax liabilities (Note 18)		(2,539)
Other current and non-current liabilities	(4,881)	(1,512)
Total net assets acquired at fair value	22,610	26,190
Asset acquisition - purchase price	(22,610)	(26,190)
Net result of business combinations	0	0
Revenue contributed by the acquisitions	22,500	300
Amount of profit (loss) after tax	6,300	0
Additional revenue amount	14,700	2,300
Additional amount of loss after tax	$ 3,700	$ (1,200)
ASI Ops [Member]
Business combinations [Abstract]
Percentage interest acquired				100.00%
Investments carried under the equity method				$ 6,000
ATN2 [Member]
Business combinations [Abstract]
Investments carried under the equity method			$ 20,000